UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (97.1%)(a)
		Shares	Value

Australia (2.0%)

Challenger, Ltd.		362,900	$2,333,939

Medibank Private, Ltd.		1,273,805	2,860,956

			5,194,895
Belgium (1.8%)

Anheuser-Busch InBev SA/NV		39,476	4,921,138

			4,921,138
Brazil (0.1%)

FabFurnish GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

Global Fashion Holding SA (acquired 8/2/13, cost $394,947) (Private)(F)(RES)(NON)		9,323	252,340

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)		2	2

			252,352
Canada (0.8%)

Suncor Energy, Inc.		75,000	2,088,739

			2,088,739
China (3.3%)

China Mobile, Ltd.		182,000	2,028,257

Ctrip.com International, Ltd. ADR(NON)(S)		46,100	2,040,386

Skyworth Digital Holdings, Ltd.		3,204,028	1,982,550

Tencent Holdings, Ltd.		128,400	2,621,844

			8,673,037
Denmark (0.9%)

Pandora A/S		18,693	2,437,628

			2,437,628
Finland (1.1%)

Nokia OYJ(NON)		509,515	3,012,317

			3,012,317
France (9.0%)

Airbus Group SE		60,986	4,046,788

Natixis SA		555,187	2,723,882

Numericable Sfr SA		69,179	2,902,306

Sanofi		49,922	4,014,949

Societe Generale SA		76,073	2,798,442

Valeo SA		19,018	2,957,083

Veolia Environnement SA		183,723	4,421,889

			23,865,339
Germany (4.3%)

Henkel AG & Co. KGaA (Preference)		37,251	4,105,248

RIB Software AG(S)		49,920	516,427

RWE AG		149,480	1,933,006

Siemens AG		47,052	4,987,124

			11,541,805
Hong Kong (0.9%)

WH Group, Ltd. 144A(NON)		3,140,000	2,274,849

			2,274,849
India (1.5%)

Bharti Infratel, Ltd.		329,371	1,899,706

Tata Motors, Ltd.(NON)		361,502	2,110,411

			4,010,117
Ireland (4.7%)

Bank of Ireland(NON)		8,190,351	2,374,321

CRH PLC		89,580	2,523,990

Kerry Group PLC Class A		40,600	3,781,405

Permanent TSB Group Holdings PLC(NON)		194,609	599,332

Smurfit Kappa Group PLC		122,898	3,166,043

			12,445,091
Israel (0.7%)

Mobileye NV(NON)(S)		47,700	1,778,733

			1,778,733
Italy (4.8%)

Fiat Chrysler Automobiles NV		547,007	4,388,108

Luxottica Group SpA		43,873	2,421,201

Mediaset SpA		656,430	2,700,843

Telecom Italia SpA RSP		3,729,746	3,247,177

			12,757,329
Japan (18.1%)

AIN Holdings, Inc.		20,300	1,040,748

Astellas Pharma, Inc.		278,100	3,697,869

Daikin Industries, Ltd.		45,700	3,415,775

Electric Power Development Co., Ltd.		85,400	2,667,209

Japan Airlines Co., Ltd.		68,000	2,490,524

Japan Hotel REIT Investment Corp(R)		2,067	1,820,069

Japan Tobacco, Inc.		137,400	5,725,763

Kao Corp.		67,500	3,600,360

KDDI Corp.		174,500	4,660,776

LIXIL Group Corp.		132,000	2,691,723

Mitsui Fudosan Co., Ltd.		105,000	2,619,752

Murata Manufacturing Co., Ltd.		19,800	2,387,365

Nintendo Co., Ltd.		24,900	3,539,917

Nippon Telegraph & Telephone Corp.		113,700	4,897,753

Yamaha Motor Co., Ltd.		183,500	3,052,219

			48,307,822
Netherlands (5.0%)

Akzo Nobel NV		55,126	3,745,939

ING Groep NV GDR		418,177	5,035,652

Unilever NV ADR		101,172	4,518,858

			13,300,449
New Zealand (1.0%)

Spark New Zealand, Ltd.		1,078,934	2,722,022

			2,722,022
Spain (2.9%)

Cellnex Telecom SAU 144A		118,243	1,884,749

Grifols SA ADR		175,542	2,715,635

International Consolidated Airlines Group SA		381,446	3,018,961

			7,619,345
Sweden (3.3%)

Com Hem Holding AB		345,095	3,179,862

Securitas AB Class B		174,249	2,884,187

Swedbank AB Class A		125,135	2,680,853

			8,744,902
Switzerland (2.8%)

Novartis AG		83,264	6,014,607

Syngenta AG		3,787	1,569,713

			7,584,320
Turkey (0.5%)

Turkiye Garanti Bankasi AS		441,992	1,290,763

			1,290,763
United Kingdom (25.0%)

Admiral Group PLC		78,991	2,243,222

Associated British Foods PLC		89,588	4,293,483

AstraZeneca PLC		67,348	3,760,542

Centrica PLC		1,137,259	3,704,055

Compass Group PLC		234,311	4,118,409

Imperial Brands PLC		65,657	3,634,795

Metro Bank PLC(NON)		55,624	1,501,931

Persimmon PLC		164,747	4,917,022

Prudential PLC		233,323	4,327,509

Rio Tinto PLC		118,522	3,344,600

Royal Dutch Shell PLC Class A		354,474	8,551,480

Shire PLC		67,120	3,845,195

St James's Place PLC		192,113	2,518,888

Virgin Money Holdings UK PLC		525,234	2,767,387

Vodafone Group PLC		1,202,243	3,832,011

Wolseley PLC		47,101	2,652,220

Worldpay Group PLC(NON)		462,876	1,820,856

WPP PLC		199,559	4,650,468

			66,484,073
United States (2.6%)

Alphabet, Inc. Class C(NON)		3,802	2,832,300

Amazon.com, Inc.(NON)		3,500	2,077,740

KKR & Co. LP		142,600	2,094,794

			7,004,834

Total common stocks (cost $250,377,580)			$258,311,899

PREFERRED STOCKS (1.0%)(a)
		Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd.		2,807	$2,717,164

Total preferred stocks (cost $2,825,511)			$2,717,164

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 0.625%, February 15, 2043(i)		$151,463	$142,757

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)		25,962	33,581

U.S. Treasury Notes 2.125%, August 15, 2021(i)		137,000	143,083

Total U.S. treasury obligations (cost $319,421)			$319,421

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	Shares	3,793,237	$3,793,237

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	5,493,269	5,493,269

SSgA Prime Money Market Fund Class N 0.40%(P)	Shares	399,000	399,000

U.S. Treasury Bills 0.31%, June 9, 2016(SEGSF)		$544,000	543,810

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)		197,000	196,966

U.S. Treasury Bills 0.26%, April 21, 2016(SEGSF)		270,000	269,984

U.S. Treasury Bills 0.09%, April 7, 2016(SEGSF)		111,000	110,998

Total short-term investments (cost $10,807,072)			$10,807,264

TOTAL INVESTMENTS

Total investments (cost $264,329,584)(b)			$272,155,748

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $97,273,162) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/15/16	$4,475,923	$4,339,444	$(136,479)
	Euro	Sell	6/15/16	2,718,935	2,596,275	(122,660)
Barclays Bank PLC
	Canadian Dollar	Buy	4/20/16	2,900,043	2,709,120	190,923
	Euro	Buy	6/15/16	259,669	222,967	36,702
	Hong Kong Dollar	Sell	5/18/16	119,714	119,378	(336)
	Japanese Yen	Buy	5/18/16	1,613,059	1,577,624	35,435
	Singapore Dollar	Buy	5/18/16	766,540	748,640	17,900
	Swiss Franc	Buy	6/15/16	5,465,826	5,311,394	154,432
Citibank, N.A.
	Danish Krone	Buy	6/15/16	2,722,501	2,632,082	90,419
	Japanese Yen	Buy	5/18/16	1,956,958	2,015,538	(58,580)
Credit Suisse International
	Canadian Dollar	Sell	4/20/16	2,274,189	2,125,631	(148,558)
	Chinese Yuan (Offshore)	Sell	5/18/16	8,080,295	7,782,164	(298,131)
	Japanese Yen	Buy	5/18/16	4,934,076	4,992,030	(57,954)
	New Zealand Dollar	Sell	4/20/16	1,467,825	1,423,030	(44,795)
	Norwegian Krone	Sell	6/15/16	238,374	228,013	(10,361)
	Swedish Krona	Buy	6/15/16	963,861	912,799	51,062
Deutsche Bank AG
	Australian Dollar	Buy	4/20/16	1,304,250	1,217,158	87,092
	New Zealand Dollar	Sell	4/20/16	1,303,390	1,263,077	(40,313)
Goldman Sachs International
	British Pound	Sell	6/15/16	3,091,213	3,026,937	(64,276)
HSBC Bank USA, National Association
	Euro	Buy	6/15/16	618,095	573,988	44,107
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	5,596,735	5,498,140	(98,595)
	Canadian Dollar	Buy	4/20/16	3,997,752	3,715,617	282,135
	Japanese Yen	Sell	5/18/16	134,733	125,496	(9,237)
	Norwegian Krone	Buy	6/15/16	2,042,866	1,954,564	88,302
	Singapore Dollar	Buy	5/18/16	2,793,116	2,637,274	155,842
	South Korean Won	Sell	5/18/16	2,214,411	2,087,633	(126,778)
	Swedish Krona	Buy	6/15/16	903,286	855,422	47,864
	Swiss Franc	Buy	6/15/16	2,278,766	2,214,400	64,366
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	2,859,514	2,703,647	155,867
	British Pound	Buy	6/15/16	1,742,991	1,687,765	55,226
	Euro	Sell	6/15/16	7,178,116	6,852,915	(325,201)
	Israeli Shekel	Buy	4/20/16	312,268	303,706	8,562
	Japanese Yen	Sell	5/18/16	686,839	569,912	(116,927)
	Swedish Krona	Sell	6/15/16	2,857,770	2,704,722	(153,048)
	Swiss Franc	Sell	6/15/16	549,400	545,048	(4,352)
UBS AG
	Australian Dollar	Buy	4/20/16	805,744	764,316	41,428
	Australian Dollar	Sell	4/20/16	805,744	739,465	(66,279)
	British Pound	Sell	6/15/16	4,627,768	4,532,461	(95,307)
	Swiss Franc	Buy	6/15/16	3,032,339	2,947,051	85,288
WestPac Banking Corp.
	Australian Dollar	Buy	4/20/16	87,553	69,333	18,220
	Canadian Dollar	Sell	4/20/16	514,590	494,076	(20,514)
	Euro	Sell	6/15/16	6,872,717	6,562,214	(310,503)
	Japanese Yen	Sell	5/18/16	956,473	890,696	(65,777)

Total						$(663,789)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $266,122,771.
(b)	The aggregate identified cost on a tax basis is $264,453,498, resulting in gross unrealized appreciation and depreciation of $25,891,876 and $18,189,626, respectively, or net unrealized appreciation of $7,702,250.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $252,352, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,530,434	$20,375,070	$17,412,235	$2,783	$5,493,269
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $3,793,237, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,651,246.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,662,666 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	16.2%
	Financials	16.0
	Consumer staples	14.2
	Telecommunication services	10.7

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,625,469 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $898,826 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$5,194,895	$—	$—
Belgium	—	4,921,138	—
Brazil	—	—	252,352
Canada	2,088,739	—	—
China	8,673,037	—	—
Denmark	—	2,437,628	—
Finland	—	3,012,317	—
France	—	23,865,339	—
Germany	—	11,541,805	—
Hong Kong	2,274,849	—	—
India	4,010,117	—	—
Ireland	—	12,445,091	—
Israel	1,778,733	—	—
Italy	—	12,757,329	—
Japan	48,307,822	—	—
Netherlands	—	13,300,449	—
New Zealand	2,722,022	—	—
Spain	2,715,635	4,903,710	—
Sweden	—	8,744,902	—
Switzerland	—	7,584,320	—
Turkey	1,290,763	—	—
United Kingdom	1,501,931	64,982,142	—
United States	7,004,834	—	—
Total common stocks	87,563,377	170,496,170	252,352
Preferred stocks	2,717,164	—	—
U.S. treasury obligations	—	319,421	—
Short-term investments	5,892,269	4,914,995	—

Totals by level	$96,172,810	$175,730,586	$252,352

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(663,789)	$—

Totals by level	$—	$(663,789)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,711,172	$2,374,961

Total	$1,711,172	$2,374,961

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$124,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$435,392	$90,419	$51,062	$87,092	$—	$44,107	$638,509	$219,655	$126,716	$18,220	$1,711,172

	Total Assets	$—	$435,392	$90,419	$51,062	$87,092	$—	$44,107	$638,509	$219,655	$126,716	$18,220	$1,711,172

	Liabilities:
	Forward currency contracts#	259,139	336	58,580	559,799	40,313	64,276	—	234,610	599,528	161,586	396,794	2,374,961

	Total Liabilities	$259,139	$336	$58,580	$559,799	$40,313	$64,276	$—	$234,610	$599,528	$161,586	$396,794	$2,374,961

	Total Financial and Derivative Net Assets	$(259,139)	$435,056	$31,839	$(508,737)	$46,779	$(64,276)	$44,107	$403,899	$(379,873)	$(34,870)	$(378,574)	$(663,789)
	Total collateral received (pledged)##†	$(176,977)	$319,421	$—	$(389,949)	$46,779	$—	$—	$330,000	$(331,900)	$—	$—
	Net amount	$(82,162)	$115,635	$31,839	$(118,788)	$—	$(64,276)	$44,107	$73,899	$(47,973)	$(34,870)	$(378,574)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016